Non-current liabilities (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 10, 2018	Mar. 31, 2018
Non Current Liabilities [Line Items]
Innovation credit		€ 7,191,000	€ 5,164,000
Accrued interest on innovation credit		3,124,000	2,351,000
Convertible loans		2,473,000	1,783,000
Accrued interest on convertible loans		264,000	88,000
Total borrowings		13,052,000	9,386,000
Current portion		(343,000)
Borrowings		€ 12,709,000	€ 9,386,000
Convertible Loans [Member]
Non Current Liabilities [Line Items]
Total borrowings					€ 260,000
Interest-bearing rate of credit		8.00%			3.00%
Period to convert into variable number of ordinary shares		36 months
Convertible Loans [Member] | Minimum
Non Current Liabilities [Line Items]
Period after which unconverted loans become payable on demand		24 months
Convertible Loans [Member] | Maximum
Non Current Liabilities [Line Items]
Period after which unconverted loans become payable on demand		36 months
Dutch Government Innovation Credit RVO Agency [member]
Non Current Liabilities [Line Items]
Innovation credit	€ 5,000,000			€ 4,755,000
Repayment of total loan	€ 8,085,000
Percentage of costs incurred covered by government innovation credit		35.00%
Interest-bearing rate of credit		10.00%
Waiver period (in years)	3 years
Amount received		€ 2,230,000
Interest rate (as percent)		10.00%
Dutch Government Innovation Credit RVO Agency [member] | Maximum
Non Current Liabilities [Line Items]
Innovation credit		€ 5,000,000